Concentrations (Tables)	12 Months Ended
Sep. 30, 2023
Concentrations [Abstract]
Schedule of Total Revenues	The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2022 and 2023.
	As of September 30, 2022			As of September 30, 2023
Customer	Amount		% of Total	Amount	% of Total
A	$	*	*	$1,308,360	35%
B		*	*	566,209	15%
C		1,520,966	20%	*	*
D		1,354,509	18%	*	*
E		1,350,323	18%	*	*
Total		$4,225,798	56%	$1,874,569	50%
*	The percentage is below 10%

Schedule of Advances from Customers	The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2022 and 2023.
	As of September 30, 2022			As of September 30, 2023
Customer	Amount		% of Total	Amount	% of Total
F	$	*	*	$536,032	14%
Total		$-	-	$536,032	14%
*	The percentage is below 10%

Schedule of Total Revenues	The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2021, 2022, and 2023.
	Years Ended September 30,
	2021				2022		2023
Customer	Amount		% of Total		Amount	% of Total	Amount	% of Total
B	$	*	$	*	$2,045,462	12%	$4,216,099	27%
C		2,230,798		10%	*	*	*	*
G		3,062,302		13%	*	*	*	*
A		*		*	*	*	2,148,896	14%
Total		$5,293,100		23%	$2,045,462	12%	6,364,995	41%
*	The percentage is below 10%

Schedule of Total Accounts Payable	The following table sets forth information as to each customer that accounted for 10% or more of total accounts payable as of September 30, 2022 and 2023.
	As of September 30, 2022				As of September 30, 2023
Supplier	Amount		% of Total		Amount	% of Total
A	$	*	$	*	$273,032	30%
B		*		*	178,180	20%
C		*		*	123,355	14%
D		191,645		24%	*	*
E		159,767		20%	*	*
F		114,993		15%	*	*
G		*		*	90,625	10%
Total		$466,405		59%	$665,192	74%
*	The percentage is below 10%

Schedule of Customer that Accounted	The following table sets forth information as to each customer that accounted for 10% or more of total advances to suppliers as of September 30, 2022 and 2023.
	As of September 30, 2022				As of September 30, 2023
Supplier	Amount		% of Total		Amount	% of Total
H	$	*	$	*	$3,754,783	20%
I		*		*	2,894,737	15%
J		*		*	2,192,982	12%
K		*		*	2,164,474	12%
Total		$-		-	$11,006,976	59%
*	The percentage is below 10%

Schedule of Supplier That Accounted	The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2021, 2022, and 2023.
	Years Ended September 30,
	2021				2022				2023
Suppliers	Amount		% of Total		Amount		% of Total		Amount	% of Total
G	$	*	$	*	$	*	$	*	$2,526,308	17%
K		*		*		*		*	2,179,826	15%
L		*		*		*		*	1,884,765	13%
M		*		*		2,188,426		10%	*	*
N		3,485,941		16%		*		*	*	*
O		2,420,798		11%		*		*	*	*
Total		$5,906,739		27%		$2,188,426		10%	$6,590,899	45%
*	The percentage is below 10%